Deferred Revenue and Performance Obligations	9 Months Ended
Sep. 30, 2021
Deferred Revenue and Performance Obligations
Note 6. Deferred Revenue and Performance Obligations

Note 6. Deferred Revenue and Performance Obligations

Deferred Revenue

Deferred revenue, which is a contract liability, consists primarily of payments received and accounts receivable recorded in advance of revenue recognition under the Company’s contracts with customers and is recognized as the revenue recognition criteria are met.

Revenue recognized during the three months ended September 30, 2021 and 2020, that was included in the deferred revenue balances at the beginning of the respective periods, was approximately $233,400 and $67,200, respectively. Revenue recognized during the nine months ended September 30, 2021 and 2020 that was included in the deferred revenue balances at the beginning of the respective periods was approximately $323,800 and $149,900, respectively.

Transaction Price Allocated to the Remaining Performance Obligations

Transaction price allocated to the remaining performance obligations represents all future, non-cancelable contracted revenue that has not yet been recognized, inclusive of deferred revenue that has been invoiced and non-cancelable amounts that will be invoiced and recognized as revenue in future periods.

As of September 30, 2021, total remaining non-cancelable performance obligations under the Company’s contracts with customers was approximately $430,000. The Company expects to recognize all of this revenue over the next 12 months.